Fair Value of Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 13, 2016	Sep. 08, 2015	Dec. 31, 2016	Dec. 31, 2015
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of royalty		$ 153	$ 136
Fair value inputs, discount rate (percent)			20.00%	20.00%
Redwood City, California [Member] | Sublease of Excess Space [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate (percent)	20.00%